Stock-based compensation (Details) - Schedule of dividend yield assumption for all Black-Scholes stock option-pricing	12 Months Ended
	Dec. 31, 2020 $ / shares shares
Schedule of dividend yield assumption for all Black-Scholes stock option-pricing [Abstract]
Options granted, Shares | shares	2,087,000
Options granted, Price | $ / shares	$ 8.37	[1]
Options forfeited, Shares | shares	(144,600)
Options forfeited, Price | $ / shares	$ 8.13	[1]
Options outstanding, Shares | shares	1,942,400
Options outstanding, Price | $ / shares	$ 8.38	[1]
Options outstanding, Term	9 years 2 months 19 days	[2]

[1]	Represents the weighted average exercise price
[2]	Represents weighted average remaining contractual term